Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events
2020 Incentive Award Plan
On October 20, 2020, the Company’s board of directors adopted, and on October 22, 2020 its stockholders approved, the 2020 Incentive Award Plan (the “2020 Plan”), which became effective on October 29, 2020. The 2020 Plan provides for the grant of incentive stock options, stock appreciation rights, restricted stock awards, restricted stock units, and other stock-based awards. A total of 2,690,415 shares of common stock were initially reserved for issuance under this plan. The number of shares of common stock that may be issued under the 2020 Plan will automatically increase on the first day of each calendar year, beginning on January 1, 2021 and ending on and including January 1, 2030, equal to the lesser of (i) 5% of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of common stock as determined by the board of directors. The shares of common stock underlying any awards that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, repurchased or are otherwise terminated by the Company under the 2020 Plan will be added back to the shares of common stock available for issuance under the 2020 Plan.
2020 Employee Stock Purchase Plan
On October 20, 2020, the Company’s board of directors adopted, and on October 22, 2020 its stockholders approved, the 2020 Employee Stock Purchase Plan (the ‘‘2020 ESPP’’), which became effective on October 29, 2020. A total of 275,886 shares of common stock were initially reserved for issuance under this plan. The number of shares of common stock that may be issued under the 2020 ESPP will automatically increase on the first day of each calendar year, beginning on January 1, 2021 and ending on and including January 1, 2030, equal to the lesser of (i) 1% of the shares of common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of common stock as determined by the board of directors, provided that not more than 3,724,461 shares of common stock may be issued under the 2020 ESPP.
Stock Split
On October 23, 2020, the Company effected a
1.0530-for-one
stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s Preferred Stock (see Note 8). Accordingly, all share and per share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and adjustment of the Preferred Stock conversion ratios.
Initial Public Offering
On November 3, 2020, the Company completed its IPO, pursuant to which it issued and sold 4,411,765 shares of its common stock. On November 12, 2020, the Company issued and sold an additional 661,764 shares of its common stock pursuant to the full exercise of the underwriters’ option to purchase additional shares. The aggregate net proceeds received by the Company from the IPO were approximately $75.5 million, after deducting underwriting discounts and commissions, but before deducting offering costs payable by the Company, which are estimated to be $2.8 million. Upon the closing of the IPO, all of the shares of the Company’s convertible preferred stock then outstanding automatically converted into 17,800,084 shares of common stock. Upon the conversion of the convertible preferred stock, the Company reclassified the carrying value of the convertible preferred stock to common stock (at par value) and additional paid-in
capital.
Increase in Authorized Number of Shares of Common Stock and Changes in Authorized Preferred Stock
On November 3, 2020, in connection with the closing of the IPO, the Company filed a restated certificate of incorporation, which amended and restated the Company’s certificate of incorporation to, among other things: (i) increase the number of authorized shares of common stock from 24,000,000 shares to 200,000,000 shares, (ii) eliminate all references to the previously existing series of convertible preferred stock, and (iii) authorize 10,000,000 shares of undesignated preferred stock that may be issued from time to time by the Company’s board of directors in one or more series.

18. Subsequent Events
For its annual consolidated financial statements as of December 31, 2019 and for the year then ended, the Company evaluated subsequent events through July 20, 2020, the date on which those financial statements were issued, and, with respect to the stock split described below, through October 26, 2020.

Issuance and Sale of Series D Preferred Stock
In January and February 2020, the Company issued and sold an aggregate of 1,094,247 shares of Series D Preferred Stock, at a price of $13.9365 per share, for gross proceeds of $15.2 million (see Note 8). In May and June 2020, the Company issued and sold an aggregate of 1,940,945 shares of Series D Preferred Stock, at a price of $13.9365 per share, for gross proceeds of $27.0 million (see Note 8). The Company incurred issuance costs in connection with these 2020 issuances of Series D Preferred Stock of less than $0.1 million (see Note 8).
Upon issuance of these shares of Series D Preferred Stock, the Company assessed the embedded conversion and liquidation features of the shares and determined that such features did not require the Company to separately account for these features. The Company also concluded that no beneficial conversion feature existed as of the issuance dates of these shares of Series D Preferred Stock.
Termination of the 2016 Lease
In February 2020, the Company and the landlord jointly terminated the 2016 Lease. Accordingly, as of February 2020, the Company had no further obligations under the 2016 Lease (see Note 13).
Grants of Stock Options under the 2014 Plan
On February 27, 2020, the Company granted options for the purchase of an aggregate of 402,521 shares of common stock, at an exercise price of $7.93 per share, to employees. The aggregate grant-date fair value of these options was $2.0 million, which is expected to be recognized as stock-based compensation expense over a period of 4.0 years.
Receipt of Milestone Payment under the 2018 Roche Agreement
In March 2020, the Company received from Roche the $20.0 million milestone payment due under the 2018 Roche Agreement upon the first patient being dosed in a Phase 1 clinical trial (see Note 14).
Stock Split
On October 23, 2020, the Company effected a
1.0530-for-one
stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s Preferred Stock (see Note 8). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and adjustment of the Preferred Stock conversion ratios.